TAXATION ON INCOME - Current income tax (Details)			12 Months Ended
	Dec. 31, 2020	Jan. 01, 2006	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION ON INCOME
Applicable tax rate	20.00%	20.00%	20.00%	23.00%	25.00%	22.00%	22.00%	22.00%
Applicable tax rate for deferred tax, within one year					23.00%
Applicable tax rate for deferred tax, after one year					20.00%
Withholding tax rate					15.00%
Tax returns, open period					5 years
Tax losses, expiration period					5 years